Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY

7. RELATED PARTY

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,384 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,384. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Mr. Hauser is the Company's largest stockholder. Accrued interest at March 31, 2019 amounted to $1,040.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Vantage is owned by Lyle Hauser. Accrued interest at March 31, 2019 amounted to $263.

On February 28, 2019, the Company executed a $110,000 related party promissory note with Lyle Hauser with an original issue discount of $10,000. The note has a 0% interest rate and had an original maturity date of March 31, 2019, which has been extended to June 30, 2019. Following the maturity date, the note bears a 9% annual interest rate until paid in full.

10. RELATED PARTY

Michael Delin, a former director of the Company, provided accounting services to the Company through an entity he owned. During the years ended December 31, 2017 the Company paid Mr. Delin $9,500 for such services.

On May 18, 2018, the Company appointed Mark Goode as the new President and Chief Executive Officer of the Company, effective May 18. 2018. He was also appointed a member and Chairman of the Board of Directors of the Company. The Company has entered into an employment agreement on May 18, 2018 with Mr. Goode. See Note 2 above.